Balance Sheet Disclosures	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Balance Sheet Disclosures [Abstract]
Balance Sheet Disclosures

Note 3 - Balance Sheet Disclosures

Accounts receivable are summarized as follows:

	(Unaudited)
	September 30,	December 31,
	2018	2017
Accounts receivable	$3,520,182	$187,426
Allowance for doubtful accounts	(26,000)	(37,007)
	$3,494,182	$150,419

Property, equipment and land are summarized as follows:

	(Unaudited)
	September 30,	December 31,
	2018	2017
Buildings	$3,849,312	$3,849,312
Equipment	3,329,456	3,329,456
Land	975,899	975,899
Transportation equipment	217,200	-
Computer equipment	37,627	37,627
Field equipment	932	-
	8,410,426	8,192,294
Less accumulated depreciation	(835,170)	(451,871)
	$7,575,256	$7,740,423

Depreciation expense for the nine months ended September 30, 2018 and 2017 was $383,299 and $415,639, respectively.

Intangible assets consist of the following:

	(Unaudited)
	September 30,	December 31,
	2018	2017
Goodwill	$9,996,005	$3,993,730
Customer relationships	113,730	113,730
Trade names	86,000	86,000
Favorable leases	307,000	307,000
	10,502,735	4,500,460
Less impairment	(4,100,000)	(4,100,000)
Less amortization	(181,487)	(55,176)
	$6,221,248	$345,284

Amortization expense for the nine months ended September 30, 2018 and 2017 was $126,311 and $84,000, respectively. Future amortization expense will be approximately as follows:

at September 30,
2018 (remainder of the year)	$37,950
2019	111,100
2020	106,000
2021	10,200
$165,250

Accrued expenses consist of the following:

	(Unaudited)
	September 30,	December 31,
	2018	2017
Subcontractor	$1,635,226	$-
Compensation, benefits and related payroll taxes	822,293	72,420
Federal alternative fuels tax credit	507,007	562,513
Professional fees	357,831	479,890
Interest	234,026	9,895
Credit cards	190,127	12,527
Operating expenses	149,269	-
Excise taxes	29,012	-
Other	27,763	28,138
Deferred rent	10,769	13,233
	$3,963,323	$1,178,616

Note 3 - Balance Sheet Disclosures

Accounts receivable are summarized as follows:

December 31,
2017
Accounts receivable	$187,426
Allowance for doubtful accounts	(37,007)
$150,419

Property, equipment and land are summarized as follows:

	December 31,
	2017	2016
Equipment	$3,919,589	$664,276
Buildings	3,259,179	161,467
Land	975,899	-
Computer equipment	37,627	42,109
Site development	-	401,462
Leasehold improvements	-	46,728
	8,192,294	1,316,042
Less accumulated depreciation	(451,871)	(213,793)
	$7,740,423	$1,102,249

Depreciation expense for the years ended December 31, 2017 and 2016 was $549,630 and $210,892, respectively.

During the year ended December 31, 2017 the Company recorded impairment of $806,217 for El Toro’s fixed assets and construction in progress

Construction in progress contains amounts accrued for construction of the Blaine CNG station that had not been placed into service as of December 31, 2016.

During the year ended December 31, 2017 the construction of the Blaine CNG Station was terminated.

Intangible assets consist of the following:

2017
Goodwill	$3,993,730
Favorable lease	307,000
Customer relationships	113,730
Trade name	86,000
4,606,730
Less Impairment	(4,100,000)
506,730
Less Amortization	(161,446)
$345,284

During the year ended December 31, 2017 the Company impaired total goodwill of $3,993,73 and customer lists for $106,270. Amortization expense for the years ended December 31, 2017 and 2016 was $161,446 and $0, respectively. Future amortization expense will be approximately as follows:

Year Ending December 31,
2018	$118,000
2019	111,100
2020	106,000
2021	10,200
$345,300

Accrued expenses consist of the following:

	December 31,
	2017	2016
Federal alternative fuels tax credit	$562,513	$-
Accounting fees	290,438	56,839
Legal fees	217,590	25,547
Compensation and related payroll taxes	72,420	-
Deferred rent	13,233	13,149
Credit cards	12,527	32,061
	$1,168,720	$127,596